Auditor's remuneration	12 Months Ended
Jun. 30, 2021
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Auditor's remuneration
36    Auditor’s remuneration

	2021	2020	2019
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	10.642	11.196	6.764
Audit of the accounts of subsidiaries, joint ventures and associates	1.234	1.262	5.127
Audit-related assurance services required by legislation to be provided by the auditor	1.770	1.815	1.358
Other assurance and agreed-upon procedures under legislation or contractual arrangements	1.867	2.003	1.266

Total assurance services	15.513	16.276	14.515

Fees payable to the Group’s auditors for non-assurance services
Other services	–	0.400	0.013

Total other services	–	0.400	0.013

Total fees	15.513	16.676	14.528

In each of FY2021 and FY2020, all amounts were paid to EY or EY affiliated firms. Fees are determined, and predominantly billed, in US dollars.
In FY2019, all amounts were paid to KPMG or KPMG affiliated firms, being the Group’s auditors for the financial year. Fees were determined in local currencies and predominantly billed in US dollars based on the exchange rate at the beginning of the financial year.
Fees payable to the Group’s auditors for assurance services
For all periods disclosed, no fees are payable in respect of the audit of pension funds.
Audit of the Group’s Annual Report comprises fees for auditing the statutory financial report of the Group and includes audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.
Audit-related assurance services required by legislation to be provided by the auditors mainly comprises review of half-year reports.
Other assurance services comprise assurance in respect of the Group’s sustainability reporting, economic contribution reporting, and comfort letters.
Fees payable to the Group’s auditors for other services
No amounts were payable for other services in FY2021. In prior years, amounts for other services comprised tax compliance services (2020: US$0.269 million; 2019: US$0.013 million) and tax advisory services of (2020: US$0.131 million; 2019: US$ nil).